INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

12.                INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands. Its non-PRC subsidiaries, AutoNavi BVI and AutoNavi Investment, are tax exempted companies incorporated in the British Virgin Islands.

No income tax provision for AutoNavi Asia, which was incorporated in Hong Kong, was made for the years ended December 31, 2011, 2012 and 2013 as AutoNavi Asia did not have any assessable profits arising in or derived from Hong Kong.

AutoNavi USA and Alohar were incorporated in Delaware, the United States of America and are subject to state income tax and federal income tax at graduated rates. No taxable income has been generated by AutoNavi USA or Alohar.

The Company’s PRC entities are subject to an enterprise income tax at 25% tax rate pursuant to the Enterprise Income Tax Law (the “EIT Law”), unless they qualify for preferential tax treatments as discussed below.

Enterprises that meet the definition of “Manufacturing foreign-invested enterprise” (MFIE) under EIT Law prior to January 1, 2008 are entitled to a two-year exemption from income tax starting in its first tax-profitable year, followed by a 50% reduction in tax rate for the succeeding three years. ADF Navigation was certified as MFIE in 2008 by the relevant tax authorities and therefore was entitled to tax exemption for the years of 2008 and 2009 and a 12.5% preferential tax rate for 2010, 2011 and 2012.

Under the EIT Law, an enterprise which qualifies as a “High and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%. The HNTE status is valid for three years and qualifying entities can apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. AutoNavi Software and PDAger obtained the HNTE status in 2008 and renewed the qualification in 2011. AutoNavi Technology, MapABC Technology, Xingtiandi Technology, ADF Navigation and AutoNavi Xiamen obtained the HNTE status in 2009 and renewed the qualification in 2012.

As a HNTE located in Zhongguancun, a district in Beijing, the PRC, AutoNavi Technology is entitled to the tax exemption in 2009 followed by a reduced tax rate of 7.5% for the subsequent three years.

In March 2013, AutoNavi Software was certified as a “key software company” and therefore entitled to a preferential tax rate of 10% from 2011 to 2012. This was accounted for as a change in the enacted tax rate and the cumulative effect of this enactment was reflected in 2013, resulting in a decrease of income tax expense by $1,547. In December 2013, AutoNavi Software was certified as a “key software company” for 2013.

The preferential tax rates, which were used to calculate the tax provision according to the EIT Law, as of balance sheet date, are presented in the following table.

	2011	2012	2013
ADF Navigation	12.5%	12.5%	15%
AutoNavi Software	10%	10%	10%
AutoNavi Technology	7.5%	7.5%	15%
MapABC Technology	15%	15%	15%
Xingtiandi Technology	15%	15%	15%
AutoNavi Xiamen	15%	15%	15%
PDAger	15%	15%	15%

In calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of valid period. If the Group’s qualifying entities failed to obtain renewals of the HNTE, then the deferred tax liability balance would increase by $319 as of December 31, 2013, which would be an increase to the income tax expense of 2013.

Income tax expenses consisted of the following:

	Year ended December 31,
	2011	2012	2013
Income tax expenses:
Current	5,972	7,998	(47)
Deferred	(886)	(784)	979
Total	5,086	7,214	932

The principal components of deferred income taxes were as follows:

	December 31,
	2012	2013
Current deferred tax assets
Accrued expense	1,540	2,006
Allowance for doubtful accounts	298	719
Advertising expense credit carryforwards	—	339
Less: valuation allowance	—	(2,510)
Current deferred tax assets	1,838	554
Non-current deferred tax assets
Net operating loss carryforwards	256	5,946
Less: valuation allowance	(106)	(5,833)
Non-current deferred tax assets, net	150	113
Deferred tax assets, net	1,988	667
Non-current deferred tax liabilities
Acquired intangible assets, net	966	2,745
Deferred tax liabilities	966	2,745

The net operating loss carryforwards for the PRC subsidiaries were $36,345 as of December 31, 2013 and will expire on various dates through 2018. The net operating loss carryforwards cannot be transferable or utilized by other entities within the Group. As of December 31, 2012 and 2013, valuation allowance of $106 and $8,343 were provided respectively, as it is more likely than not that certain entities of the Group will not be able to generate taxable income to utilize their deferred tax assets before expiration.

Movement of valuation allowance is as follows:

	Balance at beginning of the year	Exchange adjustment	Charge to expenses	Reversal	Disposal of a subsidiary	Balance at end of the year
2011	—	—	621	—	—	621
2012	621	6	6	(23)	(504)	106
2013	106	3	8,234	—	—	8,343

A reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	For the year ended December 31,
	2011	2012	2013
Net income/(loss) before provision for income taxes	44,116	46,176	(22,621)
Statutory tax rate in PRC	25%	25%	25%
Income tax expenses /(benefit) at statutory tax rate	11,029	11,544	(5,655)
Non-deductible expenses	643	823	474
Super deductions of R&D expenses	(1,323)	(1,139)	(3,330)
Effect of tax rate change due to change in tax law	—	—	(1,547)
Change in valuation allowance	621	(11)	8,237
Effect of the different income tax rates in other jurisdictions	563	2,583	1,051
Effect of tax holiday and preferential tax rates	(6,447)	(6,586)	1,702
Income tax expenses	5,086	7,214	932
Effective tax rate	11.53%	15.62%	(4.12%)

In August 2012, the Company sold all its equity interest in XuanCai to a third party. The valuation allowance related to the loss carryforwards from XuanCai was $504 as of December 31, 2011, which was disposed and not included in the calculation of changes in valuation allowance for the purpose of the above reconciliation.

The effects of the preferential tax rates and tax holiday enjoyed by the Group’s certain entities in the PRC are reductions in income tax expenses of $6,447 and $6,586 for 2011 and 2012 respectively, and a reduction in income tax benefit of $1,702 for 2013 as a result of loss situation, from those calculated under the statutory tax rate in the PRC of 25%:

	For the year ended December 31,
	2011	2012	2013
Reduction in income tax expenses /(benefit)	6,447	6,586	(1,702)
Change in net income/(loss) per ordinary share-basic	0.03	0.03	(0.01)
Change in net income/(loss) per ordinary share-diluted	0.03	0.03	(0.01)

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2011, 2012 and 2013. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2013.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China.  In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes, dividends paid to it out of profits derived from the sources within the PRC earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $106,207 at December 31, 2013 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Aggregate undistributed earnings of the Company’s VIEs and VIEs’ subsidiaries located in the PRC that are available for distribution to the Company were approximately $60,376 at December 31, 2013. The Group did not record any deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because the Group believes such undistributed earnings can be distributed in a tax-free manner using a means permitted under the PRC tax law and expects that it will ultimately use that means.

There are no ongoing examinations by taxing authorities at this time.  Tax years of each of the Group’s PRC entities from 2008 through 2013 remain subject to review and potential recourse by the PRC tax authorities.